COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 4,705
2023	97
Gross space segments services	$ 4,802